Principal accounting policies - Revenue recognition and cost of revenues - SaaS products offering (Details) - SaaS products offering	12 Months Ended
Dec. 31, 2020
Minimum [Member]
Disaggregation of Revenue [Line Items]
Contracts with customers term	1 month
Maximum
Disaggregation of Revenue [Line Items]
Contracts with customers term	24 months